Employee Benefits - Summary of Employee Benefit Plans' Obligations, Assets and Funded Status (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Disclosure of defined benefit plans [line items]
Employer's contributions	$ 463	$ 352
Total expense	516	474	$ 429
Principal pension plans [member]
Disclosure of defined benefit plans [line items]
Excess (deficit) of plan assets at fair value over projected benefit obligation	(1,428)	(741)	104
Net defined benefit asset (liability)	(1,428)	(741)	104
Service cost - benefits earned	467	326	407
Net interest cost (income) on net defined benefit liability (asset)	15	(13)	8
Past service cost (credit)		1
Defined benefit administrative expenses	10	10	10
Total expense	$ 492	$ 324	$ 425
Principal pension plans [member] | Annual Expense [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 (percentage) [Abstract]
Weighted-average discount rate for projected benefit obligation	3.08%	4.10%	3.60%
Weighted-average rate of compensation increase	2.57%	2.54%	2.54%
Principal pension plans [member] | Projected Benefit Obligation [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 (percentage) [Abstract]
Weighted-average discount rate for projected benefit obligation	2.85%	3.08%	4.10%
Weighted-average rate of compensation increase	2.53%	2.57%	2.54%
Principal pension plans [member] | Change in projected benefit obligation [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at beginning of year	$ 8,558	$ 6,539	$ 7,082
Obligations/Asset included due to The Retirement Benefit Plan merger			6
Service cost - benefits earned	467	326	407
Net interest cost (income) on net defined benefit liability (asset)	236	240	217
Remeasurement (gain) loss - financial	617	1,565	(969)
Remeasurement (gain) loss - experience	56	83	22
Members' contributions	107	107	104
Benefits paid	(373)	(303)	(330)
Past service cost (credit)		1
Defined benefit obligation at end of year	9,668	8,558	6,539
Principal pension plans [member] | Change in plan assets [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at beginning of year	7,817	6,643	6,536
Obligations/Asset included due to The Retirement Benefit Plan merger			10
Net interest cost (income) on net defined benefit liability (asset)	221	253	209
Remeasurement gain (loss) - return on plan assets less interest income	15	773	(231)
Members' contributions	107	107	104
Employer's contributions	463	352	355
Benefits paid	(373)	(303)	(330)
Defined benefit administrative expenses	(10)	(8)	(10)
Defined benefit obligation at end of year	8,240	7,817	6,643
Principal non-pension post-retirement benefit plan [member]
Disclosure of defined benefit plans [line items]
Excess (deficit) of plan assets at fair value over projected benefit obligation	(506)	(620)	(535)
Net defined benefit asset (liability)	(506)	(620)	(535)
Service cost - benefits earned	17	14	15
Net interest cost (income) on net defined benefit liability (asset)	17	20	18
Total expense	$ 34	$ 34	$ 33
Principal non-pension post-retirement benefit plan [member] | Annual Expense [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 (percentage) [Abstract]
Weighted-average discount rate for projected benefit obligation	3.07%	4.10%	3.60%
Weighted-average rate of compensation increase	3.00%	3.00%	3.00%
Principal non-pension post-retirement benefit plan [member] | Projected Benefit Obligation [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 (percentage) [Abstract]
Weighted-average discount rate for projected benefit obligation	2.76%	3.07%	4.10%
Weighted-average rate of compensation increase	3.00%	3.00%	3.00%
Principal non-pension post-retirement benefit plan [member] | Change in projected benefit obligation [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at beginning of year	$ 620	$ 535	$ 558
Service cost - benefits earned	17	14	15
Net interest cost (income) on net defined benefit liability (asset)	17	20	18
Remeasurement (gain) loss - financial	(101)	92	(42)
Remeasurement (gain) loss - demographic	(44)	(26)
Remeasurement (gain) loss - experience	9		2
Benefits paid	(12)	(15)	(16)
Defined benefit obligation at end of year	506	620	535
Principal non-pension post-retirement benefit plan [member] | Change in plan assets [member]
Disclosure of defined benefit plans [line items]
Employer's contributions	12	15	16
Benefits paid	(12)	(15)	(16)
Other pension and retirement plans [member]
Disclosure of defined benefit plans [line items]
Excess (deficit) of plan assets at fair value over projected benefit obligation	(921)	(989)	(836)
Effect of asset limitation and minimum funding requirement	(14)	(13)	(13)
Net defined benefit asset (liability)	(935)	(1,002)	(849)
Service cost - benefits earned	9	9	10
Net interest cost (income) on net defined benefit liability (asset)	28	33	30
Past service cost (credit)	(3)	(30)	3
Defined benefit administrative expenses	5	6	4
Total expense	$ 39	$ 18	$ 47
Other pension and retirement plans [member] | Annual Expense [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 (percentage) [Abstract]
Weighted-average discount rate for projected benefit obligation	3.12%	4.37%	3.74%
Weighted-average rate of compensation increase	1.00%	1.03%	1.16%
Other pension and retirement plans [member] | Projected Benefit Obligation [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 (percentage) [Abstract]
Weighted-average discount rate for projected benefit obligation	2.74%	3.12%	4.37%
Weighted-average rate of compensation increase	1.03%	1.00%	1.03%
Other pension and retirement plans [member] | Change in projected benefit obligation [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at beginning of year	$ 2,948	$ 2,569	$ 2,750
Service cost - benefits earned	9	9	10
Net interest cost (income) on net defined benefit liability (asset)	80	106	96
Remeasurement (gain) loss - financial	128	430	(190)
Remeasurement (gain) loss - demographic	(80)	2	(8)
Remeasurement (gain) loss - experience	9	6	14
Benefits paid	(144)	(143)	(137)
Change in foreign currency exchange rate	20	(1)	31
Past service cost (credit)	(3)	(30)	3
Defined benefit obligation at end of year	2,967	2,948	2,569
Other pension and retirement plans [member] | Change in plan assets [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at beginning of year	1,959	1,733	1,855
Net interest cost (income) on net defined benefit liability (asset)	52	73	66
Remeasurement gain (loss) - return on plan assets less interest income	96	205	(109)
Employer's contributions	72	96	37
Benefits paid	(144)	(143)	(137)
Change in foreign currency exchange rate	18	(1)	27
Defined benefit administrative expenses	(7)	(4)	(6)
Defined benefit obligation at end of year	$ 2,046	$ 1,959	$ 1,733